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                                CITIZENS BANCORP
                           275 Southwest Third Street
                                   P.O. Box 30
                               Corvallis, OR 97339

Via EDGAR

August 3, 2005

Mr. Michael Moran
Accounting Branch Chief
United States Securities and Exchange Commission
Division of Corporation Finance
Washington, D.C. 20549
Mail Stop 3561

Re:   CITIZENS BANCORP/OR
      FORM 10-K FOR THE FISCAL YEAR ENDED DECEMBER 31, 2004
      FILED: MARCH 25, 2005
      FILE NO. 000-23277

Dear Mr. Moran:

      We have prepared the following response by Citizens Bancorp (the "Company") to your July 28, 2005, comment letter. For convenience and ease of review, we have reprinted below the text of the comment in your correspondence of July 28, 2005, followed by the Company's response.

COMMENT:

Report of Independent Registered Accountant, page 29

1. Your audit report does not indicate who your auditors are, or if they signed the audit report. Please amend your filing to include a signed audit report.

RESPONSE:

      On August 1, 2005, the Company filed a Form 10-K/A to amend Item 8 of our Form 10-K for the year ended December 31, 2004, filed on March 25, 2005. The purpose of the amendment was to include the name and conformed signature of our auditors, McGladrey & Pullen, LLP with their Report of Independent Registered Public

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Mr. Michael Moran Accounting Branch Chief
United States Securities and Exchange Commission
Page 2 of 2

Accounting Firm. In addition, the Company also refiled the following Exhibits with the Form 10-K/A:

            -     Exhibit 23: Consent of McGladrey & Pullen, LLP

            -     Exhibit 31.1: Certification of Chief Executive Officer
                                pursuant to Section 302 of the Sarbanes-Oxley
                                Act

            -     Exhibit 31.2: Certification of Chief Financial Officer
                                pursuant to Section 302 of the Sarbanes-Oxley
                                Act

            -     Exhibit 32.1: Certification of Chief Executive Officer
                                pursuant to Section 906 of the Sarbanes-Oxley
                                Act

            -     Exhibit 32.2: Certification of Chief Financial Officer
                                pursuant to Section 906 of the Sarbanes-Oxley
                                Act

      In connection with this response, the Company acknowledges that: (1) it is responsible for the adequacy and accuracy of the disclosure in the filing; (2) SEC staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
(3) the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

      If you have any further questions or concerns, please do not hesitate to call me at (541) 752-5161.

Sincerely,

/s/ William V. Humphreys
------------------------------------
William V. Humphreys
President and Chief Executive Officer

cc:   Board of Directors, Citizens Bancorp

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